STATEMENT OF CASH FLOWS - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss			$ (13,845,000)	$ 4,321,000
Changes in current assets and liabilities:
Net cash provided by (used in) operating activities			(7,691,000)	11,546,000
Cash Flows from Investing Activities:
Net cash used in investing activities			(19,287,000)	(9,760,000)
Cash Flows from Financing Activities:
Net cash provided by (used in) financing activities			9,680,000	28,811,000
Cash, beginning of the period			35,632,000
Cash, end of the period	$ 35,632,000	$ 35,632,000	18,334,000	35,632,000
CIK 001836707 SBEA Merger Sub LLC
Cash Flows from Operating Activities:
Net loss	(3,543)	(3,543)	(7,733,033)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account		0	(72,450)
Unrealized loss on change in fair value of warrants		0	2,732,584
Transaction costs allocated to warrant liabilities		0	820,691
Changes in current assets and liabilities:
Prepaid assets		0	(377,488)
Taxes payable		0	200,000
Other receivable			(15,750)
Due from Sponsor		0	(2,125)
Accounts payable and accrued expenses		3,543	2,836,027
Net cash provided by (used in) operating activities		0	(1,611,544)
Cash Flows from Investing Activities:
Investments held in Trust Account		0	(345,000,000)
Net cash used in investing activities		0	(345,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Class B common stock to Sponsor		25,000
Proceeds from issuance of promissory note to related party		175,000
Proceeds from sale of Units, net of offering costs			344,500,349
Proceeds from issuance of Private Placement Warrants		0	9,400,000
Payment of promissory note to related party		0	(175,000)
Payment of underwriter discount		0	(6,900,000)
Net cash provided by (used in) financing activities		200,000	346,825,349
Net change in Cash		200,000	213,805
Cash, beginning of the period		0	200,000
Cash, end of the period	$ 200,000	200,000	413,805	$ 200,000
Supplemental Disclosure of Non-cash Financing Activities:
Initial classification of Class A common stock subject to possible redemption		0	345,000,000
Deferred underwriters' discount payable charged to additional paid in capital		0	12,075,000
Accrued deferred offering costs		$ 45,000	$ 0